Operating Segments (Revenues) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues		$ 132,208	$ 128,986	$ 127,891	$ 126,548	$ 128,560
Domestic
Segment Reporting Information [Line Items]
Revenues		61,296	58,653	59,748
Foreign
Segment Reporting Information [Line Items]
Revenues		70,912	70,333	68,143
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		132,208	128,986	127,891	126,548	128,560
Intersegment
Segment Reporting Information [Line Items]
Revenues		0	0	0
GE
Segment Reporting Information [Line Items]
Revenues	[1]	112,545	108,894	108,065
GE | Power And Water [Member]
Segment Reporting Information [Line Items]
Revenues		26,595	23,777	27,180
GE | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Revenues		18,275	16,615	14,927
GE | Energy Management [Member]
Segment Reporting Information [Line Items]
Revenues		6,429	6,721	6,925
GE | Aviation [Member]
Segment Reporting Information [Line Items]
Revenues		23,298	21,411	19,322
GE | Healthcare [Member]
Segment Reporting Information [Line Items]
Revenues		18,293	18,186	18,253
GE | Transportation [Member]
Segment Reporting Information [Line Items]
Revenues		5,652	5,873	5,597
GE | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Revenues		8,382	8,313	7,944
GE | Industrial Segments [Member]
Segment Reporting Information [Line Items]
Revenues		106,924	100,896	100,148
GE | GE Capital [Member]
Segment Reporting Information [Line Items]
Revenues		25,307	26,153	25,843
GE | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		(23)	1,937	1,900
GE | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		136,246	130,610	129,382	123,555	114,064
GE | Operating Segments [Member] | Power And Water [Member]
Segment Reporting Information [Line Items]
Revenues		27,564	24,724	28,299	25,675	24,779
GE | Operating Segments [Member] | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Revenues		18,676	16,975	15,241	13,608	9,433
GE | Operating Segments [Member] | Energy Management [Member]
Segment Reporting Information [Line Items]
Revenues		7,319	7,569	7,412	6,422	5,161
GE | Operating Segments [Member] | Aviation [Member]
Segment Reporting Information [Line Items]
Revenues		23,990	21,911	19,994	18,859	17,619
GE | Operating Segments [Member] | Healthcare [Member]
Segment Reporting Information [Line Items]
Revenues		18,299	18,200	18,290	18,083	16,897
GE | Operating Segments [Member] | Transportation [Member]
Segment Reporting Information [Line Items]
Revenues		5,650	5,885	5,608	4,885	3,370
GE | Operating Segments [Member] | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Revenues		8,404	8,338	7,967	7,693	7,957
GE | Operating Segments [Member] | Industrial Segments [Member]
Segment Reporting Information [Line Items]
Revenues		109,902	103,602	102,811	95,225	85,216
GE | Operating Segments [Member] | GE Capital [Member]
Segment Reporting Information [Line Items]
Revenues		26,344	27,008	26,571	28,330	28,848
GE | Operating Segments [Member] | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		(4,038)	(1,624)	(1,491)	$ 2,993	$ 14,496
GE | Intersegment | Power And Water [Member]
Segment Reporting Information [Line Items]
Revenues		969	947	1,119
GE | Intersegment | Oil And Gas [Member]
Segment Reporting Information [Line Items]
Revenues		401	360	314
GE | Intersegment | Energy Management [Member]
Segment Reporting Information [Line Items]
Revenues		890	848	487
GE | Intersegment | Aviation [Member]
Segment Reporting Information [Line Items]
Revenues		692	500	672
GE | Intersegment | Healthcare [Member]
Segment Reporting Information [Line Items]
Revenues		6	14	37
GE | Intersegment | Transportation [Member]
Segment Reporting Information [Line Items]
Revenues		(2)	12	11
GE | Intersegment | Appliances And Lighting [Member]
Segment Reporting Information [Line Items]
Revenues		22	25	23
GE | Intersegment | Industrial Segments [Member]
Segment Reporting Information [Line Items]
Revenues		2,978	2,706	2,663
GE | Intersegment | GE Capital [Member]
Segment Reporting Information [Line Items]
Revenues		1,037	855	728
GE | Intersegment | Corporate Items And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		$ (4,015)	$ (3,561)	$ (3,391)

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.